May 5, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: The Prudential Discovery Select Group Variable Contract Account Registration No. : 333-23271


Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, The Prudential Insurance Company of America, on behalf of The Prudential Discovery Select Group Variable Contract Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

                                    Respectfully submitted,

                                    /s/  C. CHRISTOPHER SPRAGUE
                                    --------------------------------------------
                                    C. Christopher  Sprague
                                    Assistant General Counsel
                                    The Prudential Insurance Company of America